Leases and right-of-use assets	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Leases and right-of-use assets
14. Leases and right-of-use assets
The Company is the lessee of various assets including mobile mine equipment, offices and properties. These right-of-use assets presented below are included in property, plant and equipment (Note 12).

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2024	$15,966	$22,777	$38,743
Additions	1,930	1,814	3,744
Disposals	—	(215)	(215)
Transfers and other movements	580	(87)	493
Balance at December 31, 2024	$18,476	$24,289	$42,765
Additions	214	5,382	5,596
Disposals	(66)	(4,208)	(4,274)
Transfers and other movements	244	(2,615)	(2,371)
Balance at December 31, 2025	$18,868	$22,848	$41,716

Accumulated depreciation
Opening balance at January 1, 2024	$(5,880)	$(10,250)	$(16,130)
Depreciation for the year	(1,879)	(3,286)	(5,165)
Disposals	—	104	104
Transfers and other movements	(35)	95	60
Balance at December 31, 2024	$(7,794)	$(13,337)	$(21,131)
Depreciation for the year	(2,093)	(3,475)	(5,568)
Disposals	66	3,751	3,817
Transfers and other movements	—	2,090	2,090
Balance at December 31, 2025	$(9,821)	$(10,971)	$(20,792)

Right-of-use assets, net carrying amount at December 31, 2024	$10,682	$10,952	$21,634
Right-of-use assets, net carrying amount at December 31, 2025	$9,047	$11,877	$20,924

Interest expense on lease liabilities is disclosed in finance costs (Note 19) and the cash payments for the principal portion of lease liabilities is presented within financing activities in the Consolidated Statements of Cash Flows. The Company's future obligations related to lease liabilities are disclosed in Note 25.